Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues	$ 47,745	$ 58,196	$ 94,563	$ 111,248
Time charter and voyage expenses	(2,484)	(2,758)	(6,013)	(4,488)
Direct vessel expenses	(1,530)	(1,544)	(3,113)	(3,169)
Management fees (entirely through related parties transactions)	(16,496)	(17,381)	(33,106)	(34,072)
General and administrative expenses	(6,515)	(5,513)	(10,528)	(9,044)
Depreciation and amortization	(13,240)	(14,355)	(26,732)	(29,272)
Vessel impairment losses	0	(37,860)	(7,345)	(37,860)
Interest expense and finance cost, net	(12,246)	(10,794)	(23,760)	(20,647)
Interest income	1,791	985	3,534	1,947
Other income	374	146	591	720
Other expense	(4,090)	(269)	(4,322)	(2,072)
Equity in net earnings of affiliated companies	168	1,614	185	2,654
Net loss	(6,523)	(29,533)	(16,046)	(24,055)
Net (loss)/ income attributable to Navios Partners unitholders	$ (6,523)	$ (29,533)	$ (16,046)	$ (24,055)
Loss per unit:
Common unit (basic and diluted)	$ (0.59)	$ (2.64)	$ (1.44)	$ (2.21)